Flowthrough Share Premium Liability (Details Narrative) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)
Statement [Line Items]
Share premium liability					$ 590
Equity financing	$ 23,000,000
Subscription receipts | shares	7,750,000
Subscription receipts sold | shares	5,000,000
Flow-through receipts for gross proceeds	$ 17,500,000
Flow-through shares subscription receipts sold | shares	2,750,000
Non flow through gross proceeds	$ 5,500,000
Exploration expenditures		$ 3,500
Quebec
Statement [Line Items]
Exploration expenditures			$ 7,290	$ 17,500